Leases - Summary of summarizes the Company's future lease liabilities (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Lessee Disclosure [Abstract]
2022	$ 1,875
2023	2,814
2024	2,896
2025	2,982
2026	3,071
2027	2,892
Total	16,530
Less interest expense	(3,403)
Present value of future lease payments	$ 13,127